Exhibit 99.17

Data Compare Summary (Total)

Run Date - 6/30/2025 8:50:26 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	278	0.00%	278
State	0	278	0.00%	278
Zip	0	278	0.00%	278
Note Date	1	278	0.36%	278
Original Loan Amount	0	278	0.00%	278
Amortization Term	0	278	0.00%	278
Original Interest Rate	0	278	0.00%	278
Borrower Qualifying FICO	2	278	0.72%	278
Coborrower Qualifying FICO	1	191	0.52%	278
Amortization Type	0	278	0.00%	278
Representative FICO	0	278	0.00%	278
Property Type	6	278	2.16%	278
Lien Position	0	278	0.00%	278
Occupancy	0	278	0.00%	278
Purpose	0	278	0.00%	278
Appraised Value	0	278	0.00%	278
Contract Sales Price	7	278	2.52%	278
Balloon Flag	0	278	0.00%	278
Original CLTV	3	278	1.08%	278
Original LTV	2	278	0.72%	278
Origination Channel	0	278	0.00%	278
Appraisal Effective Date	1	278	0.36%	278
Investor: Qualifying Total Debt Ratio	6	278	2.16%	278
Initial Rate Lock Date	51	278	18.35%	278
Total	80	6,585	1.21%	278